LEASES - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 9,252	$ 3,476
Additions	2,729	7,593
Disposals	(89)	(2,072)
Foreign exchange	(117)	255
Ending balance	11,775	9,252
Cost [Member] | Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,085	2,586
Additions	2,729	7,593
Disposals	(89)	(1,290)
Foreign exchange	(115)	196
Ending balance	11,610	9,085
Cost [Member] | Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	167	239
Additions	0	0
Disposals	0	(95)
Foreign exchange	(2)	23
Ending balance	165	167
Cost [Member] | Lab Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	651
Additions	0	0
Disposals	0	(687)
Foreign exchange		36
Ending balance	0	0
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,809	2,242
Depreciation	781	1,365
Disposals	(62)	(1,838)
Foreign exchange	(14)	40
Ending balance	2,514	1,809
Accumulated Depreciation [Member] | Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,752	1,736
Depreciation	753	1,109
Disposals	(62)	(1,274)
Foreign exchange	(13)	181
Ending balance	2,430	1,752
Accumulated Depreciation [Member] | Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	57	46
Depreciation	28	58
Disposals		(57)
Foreign exchange	(1)	10
Ending balance	84	57
Accumulated Depreciation [Member] | Lab Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	460
Depreciation		198
Disposals		(507)
Foreign exchange		(151)
Ending balance	0	0
Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,443
Ending balance	9,261	7,443
Net Book Value [Member] | Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,333
Ending balance	9,180	7,333
Net Book Value [Member] | Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	110
Ending balance	81	110
Net Book Value [Member] | Lab Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Ending balance	$ 0	$ 0